UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-00834

Name of Registrant: Vanguard Windsor Funds

Address of Registrant:

P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Anne E. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Item 1: Schedule of Investments

Vanguard Windsor Fund

Schedule of Investments (unaudited)

As of January 31, 2019

		Shares	Market Value ($000)
Common Stocks (97.9%)[1]
Communication Services (6.3%)
	Verizon Communications Inc.	5,639,346	310,502
	Comcast Corp. Class A	6,728,829	246,073
*	Alphabet Inc. Class A	159,114	179,145
	Omnicom Group Inc.	1,662,541	129,479
	Interpublic Group of Cos. Inc.	4,983,648	113,378
	Activision Blizzard Inc.	1,416,000	66,892
	News Corp. Class A	4,001,857	51,344
	AT&T Inc.	1,666,954	50,109
			1,146,922
Consumer Discretionary (8.1%)
	Newell Brands Inc.	10,628,438	225,429
	TJX Cos. Inc.	3,696,035	183,804
	Ford Motor Co.	17,932,958	157,810
	Lear Corp.	1,013,660	156,033
*	Norwegian Cruise Line Holdings Ltd.	2,647,840	136,179
	General Motors Co.	2,878,883	112,334
	Hilton Worldwide Holdings Inc.	1,503,412	111,974
	Expedia Group Inc.	917,979	109,469
	DR Horton Inc.	2,624,051	100,895
	Lowe’s Cos. Inc.	922,346	88,693
	Lennar Corp. Class A	1,379,068	65,395
	Gildan Activewear Inc. Class A	862,466	29,220
			1,477,235
Consumer Staples (4.5%)
*	US Foods Holding Corp.	6,109,859	206,024
	Archer-Daniels-Midland Co.	3,395,179	152,444
	British American Tobacco plc	3,694,363	130,228
	Kroger Co.	3,676,457	104,154
	Walgreens Boots Alliance Inc.	1,376,059	99,434
	Walmart Inc.	826,339	79,188
	Kellogg Co.	625,000	36,881
*	Post Holdings Inc.	228,380	21,198
			829,551
Energy (9.0%)
	Halliburton Co.	6,909,870	216,694
	Royal Dutch Shell plc ADR	3,220,646	198,810
*	Concho Resources Inc.	1,388,848	166,440
	Enbridge Inc.	4,059,929	148,675
	Chevron Corp.	1,121,745	128,608
	Exxon Mobil Corp.	1,713,960	125,599
	Canadian Natural Resources Ltd.	4,492,516	120,669
	Pioneer Natural Resources Co.	772,451	109,935
	Encana Corp.	12,960,103	89,165
	Diamondback Energy Inc.	862,172	88,907
	Anadarko Petroleum Corp.	1,821,406	86,207
	National Oilwell Varco Inc.	1,994,099	58,786
	BP plc ADR	1,289,448	53,022
	Cenovus Energy Inc.	6,621,254	51,580

	Baker Hughes a GE Co. Class A	404,150	9,526
			1,652,623
Financials (21.6%)
	Bank of America Corp.	16,299,695	464,052
	MetLife Inc.	7,986,096	364,725
	Citigroup Inc.	5,435,606	350,379
	American International Group Inc.	7,083,535	306,221
	Wells Fargo & Co.	5,215,794	255,105
	Unum Group	4,379,753	152,240
	PNC Financial Services Group Inc.	1,228,291	150,675
	Capital One Financial Corp.	1,797,232	144,839
	JPMorgan Chase & Co.	1,379,693	142,798
	Morgan Stanley	3,128,833	132,350
	Assurant Inc.	1,249,499	120,439
	Voya Financial Inc.	2,353,572	109,276
	ING Groep NV ADR	8,927,565	105,970
	AXA Equitable Holdings Inc.	5,594,427	103,721
	Goldman Sachs Group Inc.	493,525	97,723
	UBS Group AG	7,517,493	97,427
	Prudential Financial Inc.	1,040,289	95,852
	Axis Capital Holdings Ltd.	1,685,313	90,249
*	Athene Holding Ltd. Class A	2,072,300	88,902
	Arthur J Gallagher & Co.	1,189,645	88,878
	Franklin Resources Inc.	2,695,150	79,803
	Zions Bancorp NA	1,540,960	73,334
	Intercontinental Exchange Inc.	783,317	60,127
	Fifth Third Bancorp	2,159,384	57,915
	KeyCorp	3,143,625	51,776
	M&T Bank Corp.	308,485	50,758
	KKR & Co. Inc. Class A	2,130,259	47,824
	Principal Financial Group Inc.	913,373	45,733
	Invesco Ltd.	695,225	12,667
			3,941,758
Health Care (13.1%)
	UnitedHealth Group Inc.	1,104,498	298,435
	Bristol-Myers Squibb Co.	4,925,128	243,154
*	Mylan NV	7,601,680	227,670
	Medtronic plc	2,535,541	224,116
	Koninklijke Philips NV	5,299,359	208,929
	CVS Health Corp.	2,901,586	190,199
	McKesson Corp.	1,359,736	174,386
	Allergan plc	969,452	139,582
*	Biogen Inc.	387,327	129,282
	HCA Healthcare Inc.	925,335	129,019
	Pfizer Inc.	2,581,996	109,606
	Merck & Co. Inc.	1,430,202	106,450
	Amgen Inc.	544,444	101,871
*	Cigna Corp.	298,096	59,563
	Cardinal Health Inc.	822,527	41,102
			2,383,364
Industrials (10.5%)
	Harris Corp.	1,577,575	241,653
	Southwest Airlines Co.	3,695,104	209,734
	General Electric Co.	19,315,466	196,245
	Eaton Corp. plc	2,562,665	195,403
*	IHS Markit Ltd.	3,204,772	166,392

	Raytheon Co.	830,647	136,857
	Honeywell International Inc.	890,355	127,882
*	Sensata Technologies Holding plc	2,653,486	126,041
	Johnson Controls International plc	3,588,958	121,199
	Dover Corp.	1,261,358	110,785
	JB Hunt Transport Services Inc.	986,452	105,590
	Stanley Black & Decker Inc.	680,190	86,003
	Parker-Hannifin Corp.	317,760	52,370
	L3 Technologies Inc.	166,050	32,692
*	Resideo Technologies Inc.	150,088	3,291
			1,912,137
Information Technology (14.6%)
	Broadcom Inc.	1,331,897	357,281
*	Arrow Electronics Inc.	3,383,921	257,009
	Intel Corp.	4,530,800	213,491
*	Micron Technology Inc.	5,042,174	192,712
	Oracle Corp.	3,473,300	174,464
	SS&C Technologies Holdings Inc.	3,139,901	161,674
	KLA-Tencor Corp.	1,498,299	159,674
*	VeriSign Inc.	909,381	153,931
	Marvell Technology Group Ltd.	7,984,518	147,953
	Cognizant Technology Solutions Corp. Class A	1,962,403	136,740
	Hewlett Packard Enterprise Co.	8,187,213	127,639
	Amdocs Ltd.	2,010,200	112,330
	Lam Research Corp.	624,029	105,823
*	Keysight Technologies Inc.	1,317,050	97,488
	QUALCOMM Inc.	1,871,171	92,660
	Cypress Semiconductor Corp.	5,461,200	75,747
	Juniper Networks Inc.	1,836,089	47,628
	Microsoft Corp.	310,179	32,392
	Cisco Systems Inc.	556,397	26,312
			2,672,948
Materials (4.5%)
	Celanese Corp. Class A	2,125,364	203,525
	FMC Corp.	2,301,348	183,648
	Reliance Steel & Aluminum Co.	1,571,655	128,687
*	Alcoa Corp.	3,683,023	109,312
	Vulcan Materials Co.	1,032,243	104,927
	PPG Industries Inc.	934,313	98,514
			828,613
Other (0.4%)
^,2	Vanguard Value ETF	703,525	73,701

Real Estate (2.9%)
	Equinix Inc.	566,100	223,044
	American Tower Corp.	1,032,280	178,419
	Host Hotels & Resorts Inc.	7,390,801	133,478
			534,941
Utilities (2.4%)
	Edison International	2,323,609	132,376
	Sempra Energy	865,515	101,248
	NextEra Energy Inc.	564,651	101,061
	Avangrid Inc.	1,258,907	62,782

	Entergy Corp.			367,502	32,777
					430,244
Total Common Stocks (Cost $15,007,599)					17,884,037
		Coupon
Temporary Cash Investments (2.3%)[1]
Money Market Fund (1.2%)
3,4	Vanguard Market Liquidity Fund	2.572%		2,182,417	218,242

			Maturity Date	Face Amount ($000)
Repurchase Agreement (1.0%)
Bank of America Securities, LLC (Dated 1/31/19, Repurchase Value $189,013,000, collateralized by Federal National Mortgage Assn. 4.500%-5.000%, 8/1/48-11/1/48, Federal Home Loan Mortgage Corp. 3.500%-5.000%, 9/1/31-1/1/48, with a value of $192,780,000)		2.570%	2/1/19	189,000	189,000

U.S. Government and Agency Obligations (0.1%)
5	United States Treasury Bill	2.302%	2/28/19	1,000	998
5	United States Treasury Bill	2.365%	3/21/19	800	797
5	United States Treasury Bill	2.492%	5/23/19	5,000	4,964
					6,759
Total Temporary Cash Investments (Cost $413,987)					414,001
Total Investments (100.2%) (Cost $15,421,586)					18,298,038
Other Assets and Liabilities-Net (-0.2%)[4,5]					(30,815)
Net Assets (100%)					18,267,223

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $22,021,000.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 98.7% and 1.5%, respectively, of net assets.

2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $22,491,000 of collateral received for securities on loan.
5	Securities with a value of $5,961,000 and cash of $1,700,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Windsor Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2019	1,111	150,235	3,706

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund

Windsor Fund

under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of January 31, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	17,544,880	339,157	—
Temporary Cash Investments	218,242	195,759	—
Futures Contracts—Assets[1]	1,313	—	—
Total	17,764,435	534,916	—

1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an

Windsor Fund

exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

F. Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

		Current Period Transactions
	Oct. 31, 2018 Market Value ($000)	Purchases at Cost ($000))	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000))	Change in Unrealized App.(Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan. 31, 2019 Market Value ($000)
Vanguard Market Liquidity Fund	240,417	NA1	NA1	(14)	9	1,473	—	218,242
Vanguard Value ETF	73,990	—	—	—	(289)	498	—	73,701
Total	314,407	—	—	(14)	(280)	1,971	—	291,943

1   Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Windsor II Fund

Schedule of Investments (unaudited)

As of January 31, 2019

		Shares	Market Value ($000)
Common Stocks (97.7%)[1]
Communication Services (7.4%)
	Comcast Corp. Class A	20,088,351	734,631
*	Alphabet Inc. Class A	497,198	559,790
	Verizon Communications Inc.	7,066,948	389,106
*	Alphabet Inc. Class C	335,406	374,437
*	Facebook Inc. Class A	1,294,300	215,747
	Omnicom Group Inc.	2,690,345	209,524
*	Discovery Communications Inc.	7,638,000	203,553
	AT&T Inc.	5,202,952	156,401
	Vodafone Group plc ADR	7,754,936	141,450
*	Electronic Arts Inc.	886,407	81,762
	CBS Corp. Class B	1,646,100	81,416
	News Corp. Class A	4,802,500	61,616
	Publicis Groupe SA	687,520	41,980
	Interpublic Group of Cos. Inc.	1,543,200	35,108
*	Liberty Media Corp-Liberty SiriusXM Class A	38,202	1,520
	News Corp. Class B	86,146	1,114
*	TripAdvisor Inc.	8,210	471
*	Liberty Latin America Ltd. Class A	25,863	451
	Twenty-First Century Fox Inc.	4,125	202
	CenturyLink Inc.	4,668	72
			3,290,351
Consumer Discretionary (7.3%)
	Lowe’s Cos. Inc.	8,806,559	846,839
	Dollar General Corp.	4,546,347	524,785
	McDonald’s Corp.	1,440,925	257,609
	General Motors Co.	5,881,637	229,501
	DR Horton Inc.	4,887,356	187,919
	Aptiv plc	2,129,081	168,474
	Lennar Corp. Class A	3,332,920	158,047
*	eBay Inc.	3,597,389	121,052
	Ross Stores Inc.	1,252,965	115,423
*	Dollar Tree Inc.	1,154,095	111,751
	Starbucks Corp.	1,555,570	105,997
	Magna International Inc.	1,686,700	89,243
	Goodyear Tire & Rubber Co.	3,734,700	79,138
*	Booking Holdings Inc.	41,290	75,677
	Genuine Parts Co.	563,581	56,257
	Harley-Davidson Inc.	1,315,300	48,482
	Adient plc	2,154,606	42,532
	Hyundai Motor Co.	263,261	30,691
	PulteGroup Inc.	70,419	1,958
	Darden Restaurants Inc.	18,402	1,931
	Ralph Lauren Corp. Class A	16,023	1,861
	Lennar Corp. Class B	47,457	1,809
	Autoliv Inc.	22,287	1,780
	H&R Block Inc.	68,794	1,623
	Macy’s Inc.	58,602	1,541
	Kohl’s Corp.	22,205	1,525

Best Buy Co. Inc.	7,403	439
Gentex Corp.	10,440	221
Las Vegas Sands Corp.	3,646	213
		3,264,317
Consumer Staples (5.9%)
Philip Morris International Inc.	6,706,174	514,498
Coca-Cola Co.	9,551,110	459,695
Imperial Brands plc ADR	11,966,576	401,299
Procter & Gamble Co.	3,401,349	328,128
PepsiCo Inc.	2,345,867	264,309
Mondelez International Inc. Class A	4,208,280	194,675
Altria Group Inc.	3,783,914	186,736
Nestle SA	1,040,100	90,680
Unilever plc ADR	1,413,700	74,361
Kroger Co.	2,542,552	72,030
Kellogg Co.	519,900	30,679
Kimberly-Clark Corp.	22,689	2,527
Archer-Daniels-Midland Co.	50,763	2,279
Walmart Inc.	20,950	2,008
Sysco Corp.	29,734	1,899
Lamb Weston Holdings Inc.	25,244	1,825
McCormick & Co. Inc.	12,520	1,548
Tyson Foods Inc. Class A	18,811	1,165
Molson Coors Brewing Co. Class B	5,860	390
		2,630,731
Energy (11.1%)
BP plc ADR	14,749,134	606,484
ConocoPhillips	8,533,229	577,614
Phillips 66	5,697,706	543,618
Chevron Corp.	4,153,874	476,242
Schlumberger Ltd.	8,706,874	384,931
Occidental Petroleum Corp.	5,321,000	355,336
Halliburton Co.	10,279,354	322,361
Suncor Energy Inc.	7,226,480	233,560
Valero Energy Corp.	2,240,682	196,777
Hess Corp.	3,606,400	194,746
Apache Corp.	5,815,900	190,878
Marathon Oil Corp.	11,665,926	184,205
EOG Resources Inc.	1,571,595	155,902
Cabot Oil & Gas Corp.	5,145,323	128,376
Royal Dutch Shell plc ADR	1,851,106	114,269
Murphy Oil Corp.	3,714,381	101,588
National Oilwell Varco Inc.	2,531,200	74,620
Marathon Petroleum Corp.	643,257	42,622
* Kosmos Energy Ltd.	5,732,500	29,408
Exxon Mobil Corp.	100,296	7,350
Plains GP Holdings LP Class A	79,559	1,817
HollyFrontier Corp.	28,501	1,606
Anadarko Petroleum Corp.	30,300	1,434
* Continental Resources Inc.	24,921	1,151
		4,926,893
Financials (20.1%)
Wells Fargo & Co.	29,404,537	1,438,177
American International Group Inc.	21,762,322	940,785
Bank of America Corp.	25,434,177	724,111
JPMorgan Chase & Co.	6,018,894	622,956

	US Bancorp	11,804,401	603,913
	American Express Co.	5,715,771	587,010
	Citigroup Inc.	7,690,801	495,749
	Bank of New York Mellon Corp.	8,257,948	432,056
	State Street Corp.	5,670,191	402,017
	Intercontinental Exchange Inc.	4,275,177	328,163
	Citizens Financial Group Inc.	6,946,125	235,613
	Fifth Third Bancorp	7,896,556	211,786
	Aon plc	1,156,750	180,719
	Goldman Sachs Group Inc.	901,564	178,519
	Capital One Financial Corp.	1,809,419	145,821
	Commerce Bancshares Inc.	2,206,297	131,937
	SunTrust Banks Inc.	1,912,030	113,613
	AXA Equitable Holdings Inc.	6,005,900	111,349
	Discover Financial Services	1,586,162	107,050
	Navient Corp.	9,285,265	105,852
	Travelers Cos. Inc.	837,300	105,115
*	SLM Corp.	9,285,181	99,444
	Synchrony Financial	3,212,321	96,498
	Morgan Stanley	1,828,190	77,332
	Comerica Inc.	903,489	71,141
	Barclays plc	31,514,564	65,688
	Ally Financial Inc.	2,109,470	54,973
	China Construction Bank Corp.	56,748,000	51,119
	Royal Bank of Scotland Group plc	12,529,200	39,746
	Sumitomo Mitsui Financial Group Inc.	1,036,900	38,575
	CIT Group Inc.	821,600	37,950
	Industrial & Commercial Bank of China Ltd.	45,262,000	35,162
	Banco de Sabadell SA	24,989,467	28,653
	Aflac Inc.	62,594	2,986
	Progressive Corp.	39,036	2,627
	Allstate Corp.	27,702	2,434
	Santander Consumer USA Holdings Inc.	102,132	1,947
	Regions Financial Corp.	127,570	1,935
	Torchmark Corp.	22,875	1,916
	Alleghany Corp.	2,806	1,772
*	SVB Financial Group	6,893	1,609
	E*TRADE Financial Corp.	31,927	1,490
	Loews Corp.	21,336	1,022
	Jefferies Financial Group Inc.	46,078	959
	Axis Capital Holdings Ltd.	16,838	902
	Brown & Brown Inc.	27,029	734
	MetLife Inc.	12,412	567
	Voya Financial Inc.	8,429	391
	Cullen/Frost Bankers Inc.	1,685	164
			8,922,043
Health Care (16.7%)
	Medtronic plc	13,480,986	1,191,584
	Johnson & Johnson	8,885,349	1,182,462
	Pfizer Inc.	27,203,031	1,154,769
*	Cigna Corp.	3,020,603	603,547
	CVS Health Corp.	8,305,443	544,422
	Sanofi ADR	12,106,718	526,037
	UnitedHealth Group Inc.	1,208,300	326,483
	Anthem Inc.	848,299	257,035
	Cardinal Health Inc.	5,085,039	254,099
	Gilead Sciences Inc.	2,946,100	206,256

	Danaher Corp.	1,534,325	170,187
	Zoetis Inc.	1,722,747	148,432
	Humana Inc.	419,910	129,748
*	Biogen Inc.	365,615	122,035
	Thermo Fisher Scientific Inc.	496,555	121,989
	GlaxoSmithKline plc ADR	2,827,600	110,842
	Roche Holding AG	394,400	104,924
*	Laboratory Corp. of America Holdings	584,757	81,486
	Merck & Co. Inc.	1,036,550	77,150
	AbbVie Inc.	593,516	47,653
	Zimmer Biomet Holdings Inc.	325,300	35,640
	Eli Lilly & Co.	25,491	3,055
	Bristol-Myers Squibb Co.	54,526	2,692
	Agilent Technologies Inc.	31,405	2,388
	Universal Health Services Inc. Class B	16,330	2,164
	Amgen Inc.	10,863	2,033
	Abbott Laboratories	26,457	1,931
	McKesson Corp.	14,538	1,864
*	Syneos Health Inc.	36,264	1,851
*	IQVIA Holdings Inc.	9,700	1,251
			7,416,011
Industrials (9.1%)
	United Technologies Corp.	6,519,326	769,737
	General Electric Co.	66,388,880	674,511
	Johnson Controls International plc	18,749,811	633,181
	Raytheon Co.	1,805,083	297,405
	General Dynamics Corp.	1,561,721	267,320
	Honeywell International Inc.	1,636,413	235,038
	Eaton Corp. plc	2,911,000	221,964
	Cummins Inc.	1,123,200	165,234
	CNH Industrial NV	14,452,700	143,226
*	Norfolk Southern Corp.	807,950	135,526
	Caterpillar Inc.	956,984	127,432
	Deere & Co.	733,845	120,351
	Rockwell Automation Inc.	491,602	83,336
	Stanley Black & Decker Inc.	488,022	61,706
	PACCAR Inc.	660,878	43,301
	Embraer SA ADR	1,339,300	28,500
	Emerson Electric Co.	35,086	2,297
	WW Grainger Inc.	7,055	2,084
*	United Continental Holdings Inc.	23,866	2,083
	Allison Transmission Holdings Inc.	40,905	1,991
	Pentair plc	44,053	1,815
	Expeditors International of Washington Inc.	25,337	1,756
	Dover Corp.	16,378	1,438
	KAR Auction Services Inc.	24,765	1,288
	Waste Management Inc.	6,997	669
	Delta Air Lines Inc.	6,691	331
	3M Co.	830	166
			4,023,685
Information Technology (14.2%)
	Microsoft Corp.	15,687,500	1,638,246
	Oracle Corp.	17,324,137	870,191
	Apple Inc.	3,827,963	637,126
	QUALCOMM Inc.	9,991,059	494,757
	Cisco Systems Inc.	8,331,659	394,004

	Samsung Electronics Co. Ltd.	7,670,000	319,794
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,567,119	284,675
	Hewlett Packard Enterprise Co.	17,814,200	277,723
	Visa Inc. Class A	1,719,230	232,113
	Analog Devices Inc.	2,321,196	229,473
	Corning Inc.	4,067,600	135,288
*	Palo Alto Networks Inc.	605,250	130,020
	Accenture plc Class A	634,795	97,473
	Skyworks Solutions Inc.	1,205,275	88,033
	Motorola Solutions Inc.	685,885	80,187
*	Worldpay Inc. Class A	941,100	78,563
	Telefonaktiebolaget LM Ericsson ADR	8,591,200	76,548
	TE Connectivity Ltd.	741,800	60,049
	Texas Instruments Inc.	547,100	55,082
*	Micron Technology Inc.	1,401,756	53,575
*	Teradata Corp.	943,500	41,873
	DXC Technology Co.	497,720	31,914
	Intel Corp.	154,453	7,278
	International Business Machines Corp.	27,141	3,648
	HP Inc.	112,820	2,485
*	Advanced Micro Devices Inc.	95,463	2,330
	KLA-Tencor Corp.	19,941	2,125
	NetApp Inc.	29,320	1,870
	Sabre Corp.	76,455	1,757
*	Zebra Technologies Corp.	9,264	1,608
	Broadcom Inc.	3,914	1,050
	Seagate Technology plc	22,266	986
	Western Union Co.	39,895	728
	Avnet Inc.	9,631	397
*	Dell Technologies Inc.	5,533	269
			6,333,239
Materials (3.0%)
	Air Products & Chemicals Inc.	3,952,222	649,706
	DowDuPont Inc.	9,019,599	485,345
	International Paper Co.	2,479,200	117,588
	Vulcan Materials Co.	700,733	71,230
	Ball Corp.	36,972	1,933
	Mosaic Co.	57,740	1,864
	Freeport-McMoRan Inc.	145,731	1,696
	Steel Dynamics Inc.	46,245	1,692
	RPM International Inc.	23,623	1,350
	Nucor Corp.	14,109	864
	Reliance Steel & Aluminum Co.	4,213	345
			1,333,613
Other (0.2%)
	SPDR S&P 500 ETF Trust	239,243	64,579
2	Vanguard Value ETF	444,068	46,521
			111,099
Real Estate (0.4%)
	Prologis Inc.	2,620,300	181,220
	Simon Property Group Inc.	13,518	2,462
^	Omega Healthcare Investors Inc.	55,098	2,214
	VEREIT Inc.	247,877	2,003
	Spirit Realty Capital Inc.	46,470	1,846
	Park Hotels & Resorts Inc.	61,121	1,838
	Host Hotels & Resorts Inc.	100,080	1,807

Gaming and Leisure Properties Inc.	35,604	1,335
HCP Inc.	41,563	1,311
		196,036
Utilities (2.3%)
Dominion Energy Inc.	7,647,917	537,190
Exelon Corp.	5,487,707	262,093
PPL Corp.	3,011,000	94,305
Southern Co.	1,928,800	93,740
NextEra Energy Inc.	20,258	3,626
FirstEnergy Corp.	62,721	2,459
AES Corp.	145,223	2,380
Entergy Corp.	26,442	2,358
NRG Energy Inc.	48,401	1,980
UGI Corp.	34,438	1,964
OGE Energy Corp.	45,824	1,876
Pinnacle West Capital Corp.	4,199	370
		1,004,340
Total Common Stocks (Cost $34,308,796)		43,452,358

		Coupon
Temporary Cash Investments (2.0%)[1]
Money Market Fund (1.9%)
3,4	Vanguard Market Liquidity Fund	2.572%		8,511,769	851,177

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
5	United States Treasury Bill	2.292%	2/28/19	100	100
5	United States Treasury Bill	2.398%	4/4/19	15,000	14,939
5	United States Treasury Bill	2.423%	4/11/19	7,200	7,168
5	United States Treasury Bill	2.432%	4/18/19	6,000	5,970
					28,177
Total Temporary Cash Investments (Cost $879,332)					879,354
Total Investments (99.7%) (Cost $35,188,128)					44,331,712
Other Assets and Liabilities-Net (0.3%)[4]					151,818
Net Assets (100.0%)					44,483,530

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,176,000.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 98.4% and 1.3%, respectively, of net assets.

2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $6,194,000 of collateral received for securities on loan.
5	Securities with a value of $14,525,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Windsor II Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2019	2,209	298,712	28,119

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an

Windsor II Fund

exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of January 31, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	42,605,345	847,013	—
Temporary Cash Investments	851,177	28,177	—
Futures Contracts—Assets[1]	2,547	—	—
Total	43,459,069	875,190	—

1 Represents variation margin on the last day of the reporting period.

E. Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

		Current Period Transactions
	Oct. 31, 2018 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Net Realized Gain (Loss) ($000)	Change in Net Unrealized App.(Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan. 31, 2019 Market Value ($000)
Adient plc	207,482	—	80,400	(195,074)	110,524	1,876	—	NA1
Vanguard Market Liquidity Fund	1,156,280	NA2	NA2	(111)	17	7,377	—	851,177
Vanguard Value ETF	46,703	—	—	—	(182)	315	—	46,521
Total	1,410,465			(195,185)	(110,359)	9,568	—	897,698

1         Not applicable—at January 31, 2019, the issuer was not an affiliated company of the fund.

2         Not applicable—purchases and sales are for temporary cash investment purposes.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WINDSOR FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: March 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WINDSOR FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: March 19, 2019

VANGUARD WINDSOR FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: March 19, 2019

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.